Selected Statement of Operations Data - Weighted Average Number of Shares for Computation of Earnings (Loss) Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted average number of shares issued and outstanding (net of treasury shares) - used in computation of basic earnings (loss) per share	42,571	43,501		39,909
Add - incremental shares from assumed exercise of options	682			907
Weighted average number of shares used in computation of diluted earnings per share	43,253	43,501	[1]	40,816	[1]

[1]	See Note 1a(ii).